Major commitments and contingencies (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Workers Compensation And Other Employee Benefits [Member]
E. Guarantees and indemnifications
Maximum potential liability under guarantees	528
Guarantees Under Operating Leases [Member]
E. Guarantees and indemnifications
Term assets residual values guaranteed under operating leases and other guarantees (in years)	between 2014 and 2021
Maximum potential liability under guarantees	160
Other Guarantees [Member]
E. Guarantees and indemnifications
Term assets residual values guaranteed under operating leases and other guarantees (in years)	between 2014 and 2016
Maximum potential liability under guarantees	571
Irrevocable standby letters of credit drawn on the Company's bilateral letter of credit facilities	481
Surety and other bonds drawn on the Company's bilateral letter of credit facilities	90
Other Guarantees [Member] | Equipment Under Leases And Other [Member]
E. Guarantees and indemnifications
Maximum potential liability under guarantees	43